Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Non-Redeemable Noncontrolling Interests in Subsidiaries
Balance at beginning of period at Dec. 31, 2009	$ 592	$ 2	$ 270	$ 1,801	$ (1,509)	$ 28
Balance (shares) at Dec. 31, 2009		160.0
Comprehensive income (loss):
Net income	137			134		3
Other comprehensive income (loss):
Currency translation adjustments	32				30	2
Unrealized gain (loss) from securities, net of tax expense of $0	(1)				(1)
Cash flow hedging gains (losses), net of tax benefit of $3 in 2012 and 2011, expense of $1 in 2010	5				5
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense of $148 in 2012, benefit of $67 in 2011 and expense of $27 in 2010	140				140
Total other comprehensive income (loss)	176				174	2
Total comprehensive income	313			134	174	5
Employee stock purchase and stock compensation plans	31		31
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of Company common stock	(20)		(20)
Repruchase of company common stock (in shares)		(2)
Balance at end of period at Dec. 31, 2010	916	2	281	1,935	(1,335)	33
Balance (shares) at Dec. 31, 2010		160.0
Comprehensive income (loss):
Net income	54			53		1
Other comprehensive income (loss):
Currency translation adjustments	(26)				(28)	2
Unrealized gain (loss) from securities, net of tax expense of $0	(1)				(1)
Cash flow hedging gains (losses), net of tax benefit of $3 in 2012 and 2011, expense of $1 in 2010	(5)				(5)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense of $148 in 2012, benefit of $67 in 2011 and expense of $27 in 2010	(123)				(123)
Total other comprehensive income (loss)	(155)				(157)	2
Total comprehensive income	(101)			53	(157)	3
Employee stock purchase and stock compensation plans	53		53
Employee stock purchase and stock compensation plans (in shares)		1
Repurchase of Company common stock	(70)		(70)
Repruchase of company common stock (in shares)		(3)
Dividends distribution to minority shareholder	(1)					(1)
Sale of redeemable noncontrolling interests	23		23
Balance at end of period at Dec. 31, 2011	820	2	287	1,988	(1,492)	35
Balance (shares) at Dec. 31, 2011	157.6	158.0
Comprehensive income (loss):
Net income	146			146
Other comprehensive income (loss):
Currency translation adjustments	72				76	(4)
Cash flow hedging gains (losses), net of tax benefit of $3 in 2012 and 2011, expense of $1 in 2010	(10)				(10)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense of $148 in 2012, benefit of $67 in 2011 and expense of $27 in 2010	179				179
Total other comprehensive income (loss)	241				245	(4)
Total comprehensive income	387			146	245	(4)
Employee stock purchase and stock compensation plans	71		71
Employee stock purchase and stock compensation plans (in shares)		5
Dividends distribution to minority shareholder	(1)					(1)
Balance at end of period at Dec. 31, 2012	$ 1,277	$ 2	$ 358	$ 2,134	$ (1,247)	$ 30
Balance (shares) at Dec. 31, 2012	162.8	163.0